CHANGES IN ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2014
CHANGES IN ACCOUNTING POLICIES
CHANGES IN ACCOUNTING POLICIES

3.CHANGES IN ACCOUNTING POLICIES

ADOPTION OF NEW STANDARDS

Obligations Resulting from Joint and Several Liability Arrangements

Effective January 1, 2014, the Company retrospectively adopted Accounting Standards Update (ASU) 2013-04 which provides measurement and disclosure guidance for obligations with fixed amounts at a reporting date resulting from joint and several liability arrangements. There was no material impact to the consolidated financial statements for the current or prior periods presented as a result of adopting this update.

Parent’s Accounting for the Cumulative Translation Adjustment

Effective January 1, 2014, the Company prospectively adopted ASU 2013-05 which provides guidance on the timing of release of the cumulative translation adjustment into net income when a disposition or ownership change occurs related to an investment in a foreign entity or a business within a foreign entity. There was no material impact to the consolidated financial statements as a result of adopting this update.

Pushdown Accounting for Business Combinations
Effective November 18, 2014, the Company prospectively adopted ASU 2014-17 which provides an acquired entity with the option to apply pushdown accounting in its separate financial statements upon the occurrence of a change-in-control event. There was no impact to the consolidated financial statements as a result of adopting this update.

FUTURE ACCOUNTING POLICY CHANGES

Extraordinary and Unusual Items

ASU 2015-01 was issued in January 2015 and eliminates the concept of extraordinary items from U.S. GAAP. Entities will no longer be required to separately classify and present extraordinary items in the income statement. This accounting update is effective for annual and interim reporting periods beginning after December 15, 2015 and may be applied prospectively or retrospectively. The adoption of the pronouncement is not anticipated to have a material impact on the Company’s consolidated financial statements.

Hybrid Financial Instruments Issued in the Form of a Share

ASU 2014-16 was issued in November 2014 with the intent to eliminate the use of different methods in practice in the accounting for hybrid financial instruments issued in the form of a share. The new standard clarifies the evaluation of the economic characteristics and risks of a host contract in these hybrid financial instruments. The Company is currently assessing the impact of the new standard on its consolidated financial statements. This accounting update is effective for annual and interim periods beginning after December 15, 2015 and is to be applied on a modified retrospective basis.

Development Stage Entities

ASU 2014-10, issued in June 2014, eliminates the concept of a development stage entity from U.S. GAAP and removes the related incremental reporting requirements. The removal of the development stage entity reporting requirements is effective for annual reporting periods beginning after December 15, 2014 and is not expected to have a material impact on the Company’s consolidated financial statements.

The consolidation guidance was also amended to eliminate the development stage entity relief when applying the VIE model and evaluating the sufficiency of equity at risk. The Company is currently evaluating the impact of the amendment to the consolidation guidance, which is effective for annual reporting periods beginning after December 15, 2015. The new standard requires these amendments be applied retrospectively.

Revenue from Contracts with Customers

ASU 2014-09 was issued in May 2014 with the intent of significantly enhancing comparability of revenue recognition practices across entities and industries. The new standard provides a single principles-based, five-step model to be applied to all contracts with customers and introduces new, increased disclosure requirements. The Company is currently assessing the impact of the new standard on its consolidated financial statements. The new standard is effective for annual and interim periods beginning on or after December 15, 2016 and may be applied on either a full or modified retrospective basis.

Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity

ASU 2014-08 was issued in April 2014 and changes the criteria and disclosures for reporting discontinued operations. It is anticipated that in general, the revised criteria will result in fewer transactions being categorized as discontinued operations. The adoption of the pronouncement is not anticipated to have a material impact on the Company’s consolidated financial statements. This accounting update is effective for annual and interim periods beginning after December 15, 2014 and is to be applied prospectively.